Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Accounts receivable, rate	10.00%
Trade receivables	$ 4,500,000
Principal value rate	90.00%
Service fee, rate	0.35%
Interest rate	7.00%
Profit	$ 10,792	$ 7,273
Impairment losses on financial assets	$ 0	$ 0